LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communications - 7.6%
Cable & Satellite - 3.3%
Liberty Global plc - Series C (a)	962,165	$ 24,891,209

Internet Media & Services - 4.3%
Uber Technologies, Inc. (a)	878,705	31,659,741

Consumer Discretionary - 12.9%
Apparel & Textile Products - 1.5%
Hanesbrands, Inc.	726,723	11,227,870

Automotive - 1.0%
Adient plc (a)	167,855	7,511,511

E-Commerce Discretionary - 3.9%
eBay, Inc.	532,097	29,047,175

Home & Office Products - 3.5%
Whirlpool Corporation	127,225	25,606,576

Retail - Discretionary - 3.0%
Lithia Motors, Inc.	51,429	17,528,032
Qurate Retail, Inc. - Series A	870,828	4,798,262
		22,326,294
Energy - 4.7%
Oil & Gas Producers - 4.7%
Suncor Energy, Inc.	1,133,617	34,609,327

Financials - 17.7%
Asset Management - 6.6%
Affiliated Managers Group, Inc.	97,186	13,446,655
Ameriprise Financial, Inc.	117,401	35,195,646
		48,642,301
Insurance - 6.4%
Assurant, Inc.	119,785	20,328,712
Lincoln National Corporation	397,597	26,805,990
		47,134,702
Specialty Finance - 4.7%
AerCap Holdings N.V. (a)	327,322	17,816,136
Air Lease Corporation	243,807	10,181,380
Alliance Data Systems Corporation	106,055	7,153,410
		35,150,926

Health Care - 13.2%
LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Health Care - 13.2%
Health Care Facilities & Services - 13.2%
Centene Corporation (a)	430,690	$ 35,583,608
Cigna Corporation	117,987	28,054,949
HCA Healthcare, Inc.	136,970	34,284,960
		97,923,517
Industrials - 5.5%
Industrial Support Services - 5.5%
United Rentals, Inc. (a)	125,261	40,286,443

Materials - 8.2%
Chemicals - 1.5%
Univar Solutions, Inc. (a)	374,615	11,504,427

Containers & Packaging - 6.7%
Berry Global Group, Inc. (a)	284,142	17,233,212
Crown Holdings, Inc.	261,891	32,126,169
		49,359,381
Technology - 25.5%
Semiconductors - 5.4%
Broadcom, Inc.	67,733	39,789,073

Software - 7.3%
Loyalty Ventures, Inc. (a)	39,679	952,296
NortonLifeLock, Inc.	1,101,463	31,920,398
VMware, Inc. - Class A	180,478	21,173,679
		54,046,373
Technology Hardware - 12.8%
Arrow Electronics, Inc. (a)	159,330	19,419,140
CommScope Holding Company, Inc. (a)	384,984	3,672,747
Dell Technologies, Inc. - Class C	405,607	20,669,733
Flex Ltd. (a)	1,042,558	17,191,782
TD SYNNEX Corporation	110,764	11,279,098
Western Digital Corporation (a)	449,858	22,915,767
		95,148,267
Utilities - 2.5%
Electric Utilities - 2.5%
NRG Energy, Inc.	480,364	18,176,974

Total Common Stocks (Cost $555,429,007)		$ 724,042,087

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.2%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (b) (Cost $16,008,291)	16,008,291	$ 16,008,291

Investments at Value - 100.0% (Cost $571,437,298)		$ 740,050,378

Liabilities in Excess of Other Assets - 0.0% (c)		(205,205)

Net Assets - 100.0%		$ 739,845,173

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2022.
(c)	Percentage rounds to less than 0.1%.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Australia - 0.5%
Redbubble Ltd. (a) (b)	7,966	$ 10,713

Canada - 21.3%
Element Fleet Management Corporation	7,477	73,371
Fairfax Financial Holdings Ltd.	251	121,658
Linamar Corporation	1,079	56,337
Suncor Energy, Inc.	4,334	132,511
TFI International, Inc.	1,096	114,224
		498,101
Finland - 1.9%
Konecranes OYJ (b)	1,289	44,854

France - 9.7%
Bollore S.A. (b)	23,342	118,135
Elis S.A. (b)	2,933	46,955
SPIE S.A. (b)	2,591	60,611
		225,701
Germany - 3.8%
Auto1 Group SE (a) (b)	3,467	50,274
Software AG (b)	1,034	39,018
		89,292
Hong Kong - 3.7%
CK Hutchison Holdings Ltd. (b)	12,211	85,611

Isle of Man - 4.8%
Entain plc (b)	4,984	112,042

Japan - 28.6%
Air Water, Inc. (b)	3,283	47,799
Hitachi Ltd. (b)	2,185	108,062
ITOCHU Corporation (b)	3,723	121,336
Kinden Corporation (b)	2,460	34,892
Kyudenko Corporation (b)	886	23,788
Nintendo Company Ltd. - ADR	1,714	108,959
SK Kaken Company Ltd. (b)	90	29,867
Sony Group Corporation (b)	975	99,625
Suzuki Motor Corporation (b)	2,384	94,933
		669,261
Netherlands - 8.5%
AerCap Holdings N.V. (a)	1,731	94,218
Exor N.V. (b)	1,363	103,287
		197,505

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
South Korea - 4.4%
Samsung Electronics Company Ltd. - ADR	69	$ 103,810

Spain - 2.7%
Grupo Catalana Occidente S.A. (b)	1,938	62,482

Sweden - 2.3%
Intrum AB (b)	2,077	53,094

United Kingdom - 6.1%
Babcock International Group plc (b)	8,503	37,451
Liberty Global plc - Series C (a)	4,083	105,627
		143,078

Total Common Stocks (Cost $2,055,070)		$ 2,295,544

MONEY MARKET FUNDS - 0.7%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (c) (Cost $16,877)	16,877	$ 16,877

Investments at Value - 99.0% (Cost $2,071,947)		$ 2,312,421

Other Assets in Excess of Liabilities - 1.0%		23,380

Net Assets - 100.0%		$ 2,335,801

AB	- Aktiebolag
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	Despite the availability of a closing price, security has been valued by an independent pricing service and is therefore classified as a Level 2 security within the fair value hierarchy.
(c)	The rate shown is the 7-day effective yield as of February 28, 2022.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2022 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 11.7%
Cable & Satellite	4.5%
Entertainment Content	5.1%
Internet Media & Services	2.1%
Consumer Discretionary - 11.3%
Automotive	6.5%
Leisure Facilities & Services	4.8%
Consumer Staples - 9.3%
Retail - Consumer Staples	4.1%
Wholesale - Consumer Staples	5.2%
Energy - 5.7%
Oil & Gas Producers	5.7%
Financials - 18.6%
Asset Management	4.4%
Insurance	7.9%
Specialty Finance	6.3%
Industrials - 23.3%
Commercial Support Services	2.0%
Diversified Industrials	4.6%
Engineering & Construction	5.1%
Industrial Support Services	3.2%
Machinery	1.9%
Transportation & Logistics	6.5%
Materials - 3.3%
Chemicals	3.3%
Technology - 15.1%
Software	1.7%
Technology Hardware	13.4%
98.3%